Provisions (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	May 22, 2024
IfrsStatementLineItems [Line Items]
Guarantee insurance for escrow deposit renewed	R$ 339,000	R$ 900,000
Other Concession Related Legal Proceedings [Member]
IfrsStatementLineItems [Line Items]
Indemnities receivable	38,922
Environmental Lawsuits With Settlements [Member]
IfrsStatementLineItems [Line Items]
Environmental compensation	R$ 276